SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans	12 Months Ended
Dec. 31, 2020 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	(0.03%)
Weighted average expected life	3 years 2 months 12 days
Weighted average expected volatility (in percent)	32.00%
Weighted average dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.28
Weighted average exercise price (in GBP per share)	£ 0.24
Executive Share Plan 2003
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	(0.01%)
Weighted average expected life	1 year 2 months 12 days
Weighted average expected volatility (in percent)	42.00%
Weighted average dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.35
Weighted average exercise price (in GBP per share)	£ 0
Executive Group Ownership Share Plan
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate (in percent)	0.18%
Weighted average expected life	3 years 7 months 6 days
Weighted average expected volatility (in percent)	23.00%
Weighted average dividend yield (in percent)	5.30%
Weighted average share price (in GBP per share)	£ 0.47
Weighted average exercise price (in GBP per share)	£ 0